FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Carrying Value [Member]		Dec. 31, 2012 Carrying Value [Member]		Jun. 30, 2013 Fair Value [Member] Level 1 [Member]		Dec. 31, 2012 Fair Value [Member] Level 1 [Member]		Jun. 30, 2013 Fair Value [Member] Level 2 [Member]		Dec. 31, 2012 Fair Value [Member] Level 2 [Member]		Jun. 30, 2013 Fair Value [Member] Level 3 [Member]	Dec. 31, 2012 Fair Value [Member] Level 3 [Member]
Non-Derivatives [Abstract]
Cash and cash equivalents		$ 61,085		$ 66,327		$ 61,085		$ 66,327
Restricted cash and short-term investments		155,823		221,423		155,823		221,423
Short-term debt due to related parties, Fair value disclosure		20,000		0										20,000	0
High-yield bonds fair value disclosure		214,175	[1]	233,804	[1]	217,388	[1]	234,708	[1]
Long-term debt - floating		778,587	[2]	505,668	[2]					778,587	[2]	505,668	[2]
Obligations under capital leases		145,987	[2]	412,371	[2]					145,987	[2]	412,371	[2]
Derivatives [Abstract]
Cross currency interest rate swap liabilities		14,766	[3]	1,819	[3]					14,766	[3]	1,819	[3]
Interest rate swaps liability		19,528	[4],[5]	24,991	[4],[5]					19,528	[4],[5]	24,991	[4],[5]
Interest Rate Derivative Assets, at Fair Value		2,850	[4],[5]	0	[4],[5]					2,850	[4],[5]	0	[4],[5]
Foreign currency swaps liability		$ 56	[4],[6]	$ 20,527	[4],[6]					$ 56	[4],[6]	$ 20,527	[4],[6]
Fair value of high yield bonds of face value	101.50%
Maximum period in restricted cash and short-term investments	6 months
Reset basis of variable interest rates for floating long-term debt	on a quarterly or six monthly basis

[1]	igh-yield bonds with a carrying value of $214.2 million and $233.8 million as of June 30, 2013 and December 31, 2012, respectively, which is included under long-term debt on the balance sheet. The fair value of the high-yield bonds as of June 30, 2013 was $217.4 million, which is 101.50% of their face value.
[2]	The Partnership's debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets.
[3]	The Partnership issued NOK denominated senior unsecured bonds. In order to hedge the Partnership's exposure, it entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. The Partnership designated the cross currency interest rate swap as a cash flow hedge. As of June 30, 2013, the following are the details on the cross currency interest rate swap:Instrument(in thousands)Notional amountMaturity dateRateFair value asset/(liability)In NOKIn USDCross currency interest rate swap1,300,000227,193Oct 20176.485%(14,766)As of June 30, 2013 and December 31, 2012, the Partnership's accumulated other comprehensive income included an unrealized gain of $3.1 million and an unrealized loss of $5.1 million, respectively, in respect of the cross currency interest rate swap designated as a cash flow hedge.
[4]	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.
[5]	The fair value/carrying value of interest rate swap agreements (excluding the cross currency interest rate swap described in footnote 6) that qualify and are designated as cash flow hedges as of June 30, 2013 and December 31, 2012 was a net liability of $5.9 million (with a notional amount of $399.7 million) and a net liability of $5.9 million (with a notional amount of $466.8 million), respectively. The expected maturity of these interest rate agreements is from November 30, 2013 to March 31, 2018. Accordingly, for the six months ended June 30, 2013 and 2012, a $4.3 million gain and a $0.02 million loss, respectively, have been accounted for as a change in other comprehensive income which would have otherwise been recognized in earnings in such periods.
[6]	As of June 30, 2013, the Partnership has the following foreign currency forward contracts: Notional amount Average forward rateInstrument (in thousands)Receiving inforeign currencyPay in USDMaturity datesUSD foreigncurrencyCurrency rate swaps: Singapore dollars73159120130.8087Euros2,1002,78920131.3282